Related Party Transactions (Details) - USD ($)				1 Months Ended					3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 05, 2020	Dec. 05, 2020	Sep. 02, 2020	Dec. 31, 2020	Oct. 26, 2020	Oct. 26, 2020	Sep. 30, 2020	Sep. 02, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions (Details) [Line Items]
Contract price for engineering procurement and construction											$ 19,912,000
Advance for project											15,542,000
Prepaid expense									$ 10,559,000		10,559,000
Payment for lease										$ 210,000
lease payment per month										17,500
Rice Acquisition Corp. [Member]
Related Party Transactions (Details) [Line Items]
Sponsor payment											$ 237,300,000
Additional purchase units (in Shares)					2,225,000	2,225,000
Proceeds from issuance of private placement										$ 6,771,000
Share price per share (in Dollars per share)				$ 10.83	$ 9.39	$ 9.39			$ 18.05	$ 10.83	$ 18.05	$ 10.83
Promissory note			$ 300,000					$ 300,000
Borrowed approximately										$ 290,000	$ 290,000
Working Capital Loan										1,500,000	1,500,000
Payment for office space										$ 10,000	10,000
Incurred expenses									$ 30,000		60,000
Outstanding services amount				$ 30,000							$ 20,000
Rice Acquisition Corp. [Member] | Founder share [Member]
Related Party Transactions (Details) [Line Items]
Sponsor payment							$ 25,000
Description of stock split							(i) 5,750,100 shares of Rice’s Class B common stock, par value $0.0001 per share, and (ii) 2,500 shares of Rice’s Class A common stock, par value $0.0001 per share. In September 2020, the Sponsor received 5,750,000 Class B Units of RAC OpCo (which are profits interest units only). In October 2020, the Sponsor forfeited 90,000 Class B Units of RAC OpCo, and 30,000 Class B Units of RAC OpCo were issued to each of the independent director nominees. The Sponsor transferred a corresponding number of shares of Class B common stock to the independent director nominees. In October 2020, the Company effected a dividend, resulting in an aggregate of (i) 6,181,350 shares of Rice’s Class B common stock, and (ii) 2,500 shares of Rice’s Class A common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the dividend. Upon a liquidation of RAC OpCo, distributions generally will be made to the holders of RAC OpCo Units on a pro rata basis, subject to certain limitations with respect to the Class B Units of RAC OpCo, including that, prior to the completion of the initial Business Combination, such Class B Units will not be entitled to participate in a liquidating distribution.
Number of shares subject to forfeited (in Shares)					250,000	250,000				806,250	806,250
Percentage of issued and outstanding shares										20.00%	20.00%
Rice Acquisition Corp. [Member] | Founder share [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Description of stock split							(i) 5,750,100 shares of Rice’s Class B common stock, par value $0.0001 per share, and (ii) 2,500 shares of Rice’s Class A common stock, par value $0.0001 per share. In September 2020, the Sponsor received 5,750,000 Class B Units of Opco (which are profits interest units only). In October 2020, the Sponsor forfeited 90,000 Class B Units of Opco, and 30,000 Class B Units of Opco were issued to each of the independent directors. The Sponsor transferred a corresponding number of shares of Class B common stock to the independent directors. In October 2020, the Company effected a dividend, resulting in an aggregate of (i) 6,181,350 shares of Rice’s Class B common stock, and (ii) 2,500 shares of Rice’s Class A common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the dividend. Upon a liquidation of Opco, distributions generally will be made to the holders of Opco Units on a pro rata basis, subject to certain limitations with respect to the Class B Units of Opco, including that, prior to the completion of the initial Business Combination, such Class B Units will not be entitled to participate in a liquidating distribution.
Rice Acquisition Corp. [Member] | Warrants [Member]
Related Party Transactions (Details) [Line Items]
Sale of stock per share (in Dollars per share)									$ 1.00		$ 1.00
Aria Energy LLC [Member]
Related Party Transactions (Details) [Line Items]
Owned joint ventures				90.00%					50.00%	90.00%	50.00%	90.00%
Payment for lease											$ 4,000	$ 4,000
Aria Energy LLC [Member] | Joint Ventures [Member]
Related Party Transactions (Details) [Line Items]
Owned joint ventures				50.00%						50.00%		50.00%
Sponsor [Member] | Rice Acquisition Corp. [Member]
Related Party Transactions (Details) [Line Items]
Number of common stock issued (in Shares)					23,725,000	23,725,000
Private placement warrants purchased (in Shares)				2,500					2,500	2,500	2,500	2,500
Sale of stock per share (in Dollars per share)					$ 10.00	$ 10.00
Private Placement [Member] | Rice Acquisition Corp. [Member]
Related Party Transactions (Details) [Line Items]
Private placement warrants purchased (in Shares)				100					100	100	100	100
Sale of stock per share (in Dollars per share)				$ 1.00	$ 1.00	$ 1.00				$ 1.00		$ 1.00
Proceeds from issuance of private placement										$ 6,771,000	$ 6,771,000
Generating gross proceed				$ 6,800,000					$ 6,800,000	$ 6,800,000	$ 6,800,000	$ 6,800,000
Class A Common Stock [Member] | Rice Acquisition Corp. [Member]
Related Party Transactions (Details) [Line Items]
Rice paid							$ 25,000
Exchange price							$ 1,000
Number of shares subject to forfeited (in Shares)	250,000	250,000
Percentage of issued and outstanding shares										20.00%	20.00%
Sale of stock per share (in Dollars per share)				$ 12.00					$ 12.00	$ 12.00	$ 12.00	$ 12.00
Share price per share (in Dollars per share)				11.50					$ 11.50	$ 11.50	$ 11.50	11.50
Class A Common Stock [Member] | Rice Acquisition Corp. [Member] | Founder share [Member]
Related Party Transactions (Details) [Line Items]
Exchange for issuance (in Shares)							2,500
Sponsor received (in Shares)							100
Class B Common Stock [Member] | Rice Acquisition Corp. [Member] | Founder share [Member]
Related Party Transactions (Details) [Line Items]
Number of common stock issued (in Shares)										6,181,250
Class B Common Stock [Member] | Rice Acquisition Corp. [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Number of shares subject to forfeited (in Shares)											309,063
Class B Common Stock [Member] | Rice Acquisition Corp. [Member] | Proposed Public Offering [Member]
Related Party Transactions (Details) [Line Items]
Number of shares subject to forfeited (in Shares)											309,063
Class B Common Stock [Member] | Sponsor [Member] | Rice Acquisition Corp. [Member]
Related Party Transactions (Details) [Line Items]
Number of shares subject to forfeited (in Shares)										309,063
Class B Common Stock [Member] | Proposed Public Offering [Member] | Rice Acquisition Corp. [Member]
Related Party Transactions (Details) [Line Items]
Number of shares subject to forfeited (in Shares)										309,063
Founder share [Member] | Class B Common Stock [Member] | Rice Acquisition Corp. [Member]
Related Party Transactions (Details) [Line Items]
Number of common stock issued (in Shares)											6,181,250
Warrants [Member] | Rice Acquisition Corp. [Member]
Related Party Transactions (Details) [Line Items]
Sale of stock per share (in Dollars per share)				$ 1.00						$ 1.00		$ 1.00